SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - Leases Office Server Rooms Dormitory leases [Member]	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
2023	$ 14,784
2024	19,713
Total lease payments	34,497
Less: Imputed interest	(1,003)
Present value of lease liabilities	$ 33,494